NEWBUILDINGS - Summary of Rollforward of Newbuilding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Newbuildings, beginning of period	$ 47,991	$ 130,633
Installments and other costs paid and payable	145,753	299,963
Transfer to Vessels and equipment	(193,878)	(386,241)
Capitalized borrowing costs	134	3,636
Newbuildings, end of period	$ 0	$ 47,991